Commitments for Expenditure (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Purchase of cable (PVC,1C,2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	₩ 56,574	₩ 56,408
Commitments for Expenditure Remaining liability balances	16,038	24,721
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shintangjung)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	45,390	45,390
Commitments for Expenditure Remaining liability balances	32,876	32,876
Purchase of GIS (362KV 6300A 63KA) 23CB - YoungseoS/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	36,143	36,143
Commitments for Expenditure Remaining liability balances	29,898	36,143
Purchase of GIS (362kV, 6300A, 63kA) 26CB - Hwasung S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	40,010	40,010
Commitments for Expenditure Remaining liability balances	8,328	15,300
Purchase of GIS (362KV 6300A 63KA) 27CB - KwangyangS/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	37,744	37,744
Commitments for Expenditure Remaining liability balances	2,244	9,700
Purchase of cable (FR CNCO-W,1C,325SQ) 1,400,000
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	59,716	59,716
Commitments for Expenditure Remaining liability balances	37,249	37,249
Purchase of switch (Eco) 9,360 units
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	40,631	40,631
Commitments for Expenditure Remaining liability balances	24,031	24,031
Purchase of cable (TR CNCE-W/AL, 1C, 400SQ) 2,654,400M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	35,708	36,063
Commitments for Expenditure Remaining liability balances	0	6,243
Purchase of cable (TR CNCE-W,1C,600SQ) 551,200M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	37,288	0
Commitments for Expenditure Remaining liability balances	23,100	0
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 4,464,000M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	82,622	0
Commitments for Expenditure Remaining liability balances	51,130	0
Purchase of cable (FR CNCO-W,1C,325SQ) 1,092,000M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	42,068	0
Commitments for Expenditure Remaining liability balances	35,358	0
Concrete pole (10M, general purpose, 350KGF) 102,435 ea and five other equipments
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	91,889	0
Commitments for Expenditure Remaining liability balances	80,904	0
Construction of Shin-Kori units (#5,6)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	8,625,387	8,625,387
Commitments for Expenditure Remaining liability balances	3,256,117	4,479,956
Construction of Shin-Hanul units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	9,443,635	8,306,149
Commitments for Expenditure Remaining liability balances	160,512	0
Other 20 contracts
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	107,586	352,710
Commitments for Expenditure Remaining liability balances	58,466	122,890
Service of designing Seoul Combined units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	31,841	30,778
Commitments for Expenditure Remaining liability balances	984	2,119
Purchase of main machine for construction of Seoul Combined units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	331,249	331,249
Commitments for Expenditure Remaining liability balances	0	15,918
Construction of Seoul Combined units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	409,597	387,722
Commitments for Expenditure Remaining liability balances	0	31,150
Service of designing Shin-Boryeong units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	121,163	120,668
Commitments for Expenditure Remaining liability balances	521	888
Purchase of main machine for construction of Shin-Boryeong units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	816,317	816,317
Commitments for Expenditure Remaining liability balances	0	4,955
Purchase of furnace for construction of Shin-Seocheon thermal power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	305,209	305,209
Commitments for Expenditure Remaining liability balances	29,042	43,388
Purchase of turbine generator for construction of Shin-Seocheon thermal power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	105,226	105,226
Commitments for Expenditure Remaining liability balances	8,279	10,736
Electricity construction of Shin-Seocheon thermal power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	282,234	231,196
Commitments for Expenditure Remaining liability balances	13,524	87,874
Purchase of main machine for Jeju LNG combined
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	166,287	166,287
Commitments for Expenditure Remaining liability balances	11,182	12,088
Service of designing Taean units (#9,10)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	112,813	112,483
Commitments for Expenditure Remaining liability balances	12,933	12,862
Purchase of gas turbine and turbine equipment of Gimpo combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	104,600	104,600
Commitments for Expenditure Remaining liability balances	41,840	104,600
Purchase of steam turbine, HRSG and POWER BLOCK of Gimpo combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	210,900	0
Commitments for Expenditure Remaining liability balances	147,630	0
Purchase of coal handling machine for construction of Samcheok units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	285,158	282,927
Commitments for Expenditure Remaining liability balances	22,751	42,785
Purchase of furnace main equipment for construction of Samcheok units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	1,065,141	1,066,824
Commitments for Expenditure Remaining liability balances	11,609	11,771
Purchase of turbine main equipment for Samcheok units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	211,349	223,550
Commitments for Expenditure Remaining liability balances	125	132
Purchase of main equipment for Namjeju
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	140,144	138,486
Commitments for Expenditure Remaining liability balances	₩ 112	₩ 84,982